CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Preferred Stock	Shares of Stock	Common Stock	Retained Earnings USD ($)	Accumulated other Comprehensive Income Loss USD ($)	Total Stockholder's Equity USD ($)
Balance at Dec. 31, 2010	95	5,430,000	54,300	54,524	(2,563)	106,356
Net income before dividends on preferred stock of subsidiary.				$ 7,012		$ 7,012
Other comprehensive income.				0	5,771	5,771
Repurchase of common stock.		(100,000)	(1,000)	(2,011)		(3,011)
Cash dividends declared, $0.74 per share.				$ (3,963)		$ (3,963)
Cash dividends - preferred stock of subsidiary.				$ (16)		$ (16)
Balance at Dec. 31, 2011	95	5,330,000	53,300	55,546	3,208	112,149
Net income before dividends on preferred stock of subsidiary,				7,624		7,624
Other comprehensive income,					2,122	2,122
Repurchase of common stock,		(150,000)	(1,500)	(1,900)		(3,400)
Cash dividends declared, $0.74 per share,				$ (3,888)		$ (3,888)
Cash dividends - preferred stock of subsidiary,				$ (16)		$ (16)
Balance at Dec. 31, 2012	95	5,180,000	51,800	57,366	5,330	114,591
Net income before dividends on preferred stock of subsidiary'.				9,892		9,892
Other comprehensive loss'.					$ (14,331)	$ (14,331)
Repurchase of common stock'.		(158,988)	(1,590)	(2,132)		(3,722)
Cash dividends declared, $0.74 per share'.				$ (3,741)		$ (3,741)
Cash dividends - preferred stock of subsidiary'.				$ (16)		$ (16)
Balance at Dec. 31, 2013	95	5,021,012	50,210	61,369	(9,001)	102,673